Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Fixed maturity securities, available-for-sale	$ 53,337	$ 50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493
Total investments	70,514	65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607
Total assets	179,078	181,189
Liabilities
Future policy benefits and claims	66,074	59,885
Short-term debt	407	0
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607
Total liabilities	167,188	169,718
Shareholder's equity
Common stock value	4	4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308
Total shareholder's equity	11,069	10,733
Noncontrolling interests	821	738
Total equity	11,890	11,471
Total liabilities and equity	$ 179,078	$ 181,189